Average Annual Total Returns - SelectPortfoliosGroup6-IndustrialsSector-ComboPRO - SelectPortfoliosGroup6-IndustrialsSector-ComboPRO - Select Transportation Portfolio	Apr. 29, 2023
Select Transportation Portfolio | Return Before Taxes
Average Annual Return:
Past 1 year	(10.16%)
Past 5 years	6.34%
Past 10 years	12.98%
Select Transportation Portfolio | After Taxes on Distributions
Average Annual Return:
Past 1 year	(12.00%)
Past 5 years	4.07%
Past 10 years	11.20%
Select Transportation Portfolio | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(4.85%)
Past 5 years	4.63%
Past 10 years	10.47%
SP001
Average Annual Return:
Past 1 year	(18.11%)
Past 5 years	9.42%
Past 10 years	12.56%
F1527
Average Annual Return:
Past 1 year	(21.01%)
Past 5 years	4.98%
Past 10 years	12.26%